Accounts receivable - Net: (Details Textual) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 22, 2013 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Feb. 22, 2013 USD ($)
Borrowings, interest rate basis		London Inter Bank Offered Rate (LIBOR) plus 1.85%
Current trade receivables related to airport use fees		$ 525,379	$ 487,043
Current trade receivables		685,502	464,872
Trade receivables [member]
Current trade receivables		173,398	127,711
Trade receivables [member] | Financial assets past due but not impaired [member]
Current trade receivables		$ 192,805	71,317
Aerostar [Member]
Loans and receivables	$ 1,254,800			$ 100,000
Borrowings, interest rate basis	LIBOR plus 2.10%
Aerostar [Member] | Loans Receivable Related parties [member]
Financial assets, at fair value			$ 2,133,932